Warrants - Schedule of Stock Warrant Activity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Common Stock [Member]
Number of Warrants Outstanding Beginning		371,216		416,666
Number of Warrants, Issued		3,292,443		204,550	[1]
Number of Warrants, Exercised
Number of Warrants, Cancelled				(250,000)
Number of Warrants, Amendment of Placement Agent Warrants	[2]	116,912
Number of Warrants Outstanding End		3,780,571		371,216
Number of Warrants, Exercisable		3,780,571
Weighted Average Exercise Price Outstanding Beginning		$ 12.00		$ 12.00
Weighted Average Exercise Price, Issued		6.09		12.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Amendment of Placement Agent Warrants	[2]	4.30
Weighted Average Exercise Price, Outstanding End		5.48	[3]	$ 12.00
Weighted Average Exercise Price, Exercisable		$ 5.48
Weighted Average Remaining Life in Years, Beginning		4 years 1 month 6 days
Weighted Average Remaining Life in Years, Exercisable		4 years 1 month 6 days
Intrinsic Value, Beginning
Intrinsic Value, Exercisable
Series A Preferred Stock [Member]
Number of Warrants Outstanding Beginning		100,570		100,570
Number of Warrants, Issued					[1]
Number of Warrants, Exercised
Number of Warrants, Cancelled
Number of Warrants, Amendment of Placement Agent Warrants	[2]	(100,570)
Number of Warrants Outstanding End				100,570
Number of Warrants, Exercisable
Weighted Average Exercise Price Outstanding Beginning		$ 5.00		$ 5.00
Weighted Average Exercise Price, Issued
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Amendment of Placement Agent Warrants	[2]	5.00
Weighted Average Exercise Price, Outstanding End				$ 5.00
Weighted Average Exercise Price, Exercisable
Weighted Average Remaining Life in Years, Beginning		0 years		0 years
Weighted Average Remaining Life in Years, Exercisable		0 years		0 years
Intrinsic Value, Beginning
Intrinsic Value, Exercisable

[1]	Warrants granted in 2017 consist of Series B warrants for purchase of 17,303 shares, convertible note debt holder warrants for purchase of 171,908 shares and convertible note placement agent warrants for purchase of 15,339 shares of common stock.
[2]	In connection with the IPO, placement agent warrants for the purchase of Series A Preferred Stock were amended such that the warrants became exercisable for the number of common stock that would have been issued upon the exercise of the Series A warrant and subsequent conversion to common stock upon the consummation of the IPO. The exercise price was amended to the price equal to the total proceeds that would have been required upon the exercise of the original warrant, divided by the amended number of warrant shares. The amendment was accounted for as a modification of a stock award. The Company determined that there was no incremental increase in the fair value for the amendment of the award and accordingly there was no charge to the statement of operations for the years ended December 31, 2018.
[3]	Pursuant to the terms of the warrant, the exercise price of the warrants issued to investors and the placement agent in connection with the sale of the Convertible Notes became fixed at $4.20 per share and $4.62 per share, respectively, at the date of the IPO, based upon the price of stock issued in the IPO.